Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials and components	$ 7,545	$ 9,041
Products in process	14,075	13,081
Finished products	6,619	6,656
Inventories	$ 28,239	$ 28,778